INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES
INCOME TAXES

NOTE 9 - INCOME TAXES

Income tax expense (benefit) was as follows:

	2014	2013
Current
Federal	$—	$19
State	—	—
Deferred	82	268
Change in valuation allowance	(1,790)	(287)

Total	$(1,708)	$—

Effective tax rates differ from federal statutory rates applied to financial statement income due to the following:

	2014	2013

Income tax at federal statutory rate (34%)	$134	$307
Effect of:
State taxes, net of federal benefit	10	43
Other, net	(62)	(63)
Change in valuation allowance	(1,790)	(287)

Total	$(1,708)	$—

Effective tax rate	NA	0.0%

The net deferred tax assets included in other assets in the consolidated statements of financial condition are as follows:

	2014	2013
Deferred tax assets
Allowance for loan losses	$432	$563
Accrued expenses	664	621
Reserve for uncollectible interest	31	46
OREO valuation allowances	137	106
Unrealized gain on securities available-for-sale	14	270
Net operating loss carryforwards	1,734	1,767
Other, net	7	—
	3,019	3,373
Deferred tax liabilities
Premises and equipment	(331)	(302)
FHLB stock dividends	(127)	(131)
Deferred loan fees	79	(75)
Other, net	—	(41)
	(537)	(549)
Net deferred tax asset	2,482	2,824
Valuation allowance	—	(1,790)

Net deferred tax asset	$2,482	$1,034

At December 31, 2014 and December 31, 2013, the Company had net deferred tax assets of $2,482 and $1,034 respectively. At December 31, 2013, the net deferred tax asset was net of a $1,790 valuation allowance. The valuation allowance was recorded in 2009 due to accumulated operating losses during the three years prior to 2009. The Company could not fully rely on projected future taxable income to utilize deferred tax assets and therefore a valuation allowance was established and maintained through March 31, 2014 to the amount of net deferred tax assets that could be supported. A valuation allowance is recognized for a deferred tax asset if, based on the weight of available evidence, it is more likely-than-not that some portion of the entire deferred tax asset will not be realized. The ultimate realization of a deferred tax asset is dependent upon the generation of future taxable income during the periods in which temporary differences responsible for the deferred tax asset become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making an assessment regarding the realizability of our deferred tax asset. Based upon the Company’s recent sustained ability to generate taxable income and projections of future taxable income over the periods in which our existing deferred tax assets, including our NOL carryforward, is expected to become deductible, management determined that the realization of our deferred tax assets was more likely-than-not as of June 30, 2014. As a result a valuation allowance for the deferred tax asset was unnecessary at June 30, 2014. Excluding the reversal of the remaining deferred tax asset valuation allowance of $1,790 the Company recorded tax expense for the year ended December 31, 2014 of $82. The amount of our deferred tax asset considered realizable, however, could be reduced in a subsequent quarter if unexpected losses are realized or if estimated of future taxable income are reduced.

Federal income tax laws provided additional bad debt deductions through 1987 totaling $2,372.  Accounting standards do not require a deferred tax liability to be recorded on this amount, which liability otherwise would total $928 at December 31, 2014 and $955 at December 31, 2013.  If the Bank were liquidated or otherwise ceased to be a bank or if tax laws were to change, this amount would be expensed.  The Company files income tax returns in the U.S. federal jurisdiction and in Illinois.  The Company is no longer subject to examination by the U.S. federal tax authorities and by Illinois tax authorities for years prior to 2011.

The Company does not expect the total amount of unrecognized tax benefits to significantly increase or decrease in the next twelve months.

If not utilized, the federal net operating loss carryforward of $3,890 will begin to expire in 2024, and the state net operating loss carryforward of $8,041will begin to expire in 2021.